AMBRUS CORE BOND FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 47.3%
Communications — 2.5%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 552,834
Comcast Corp., 4.65%, 2/15/33	415,000	411,629
Paramount Global, 4.95%, 1/15/31	1,000,000	901,225
T-Mobile USA, Inc., 4.95%, 3/15/28	500,000	492,264
Verizon Communications, Inc., 6.421%, 5/15/25(a)	1,000,000	1,008,593
		3,366,545
Consumer Discretionary — 1.2%
eBay, Inc., 1.40%, 5/10/26	200,000	180,620
Hyatt Hotels Corp., 1.80%, 10/1/24	500,000	476,043
Lowe's Cos., Inc., 5.15%, 7/1/33	500,000	499,900
Mohawk Industries, Inc., 3.625%, 5/15/30	450,000	406,413
		1,562,976
Consumer Staple Products — 2.2%
Altria Group, Inc., 4.80%, 2/14/29	500,000	486,362
Kroger Co. (The), 7.70%, 6/1/29	594,000	664,550
PepsiCo, Inc., 4.45%, 5/15/28	500,000	499,947
Philip Morris International, Inc., 4.875%, 2/15/28	1,250,000	1,231,597
		2,882,456
Energy — 2.7%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	392,042
Hess Corp., 3.50%, 7/15/24	500,000	487,959
Kinder Morgan, Inc., 7.80%, 8/1/31	1,000,000	1,126,326
Marathon Oil Corp., 6.80%, 3/15/32	1,000,000	1,034,729
Tosco Corp., 7.80%, 1/1/27	500,000	539,150
		3,580,206
Financials — 16.0%
Air Lease Corp., 3.25%, 3/1/25	1,000,000	952,538
American Tower Corp., REIT, 2.95%, 1/15/25	1,000,000	956,475
Bank of America Corp., 4.20%, 8/26/24	1,000,000	981,549
Bank of America Corp., 5.202%, 4/25/29	200,000	197,883
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Bank of New York Mellon (The), 5.224%, 11/21/25	$ 500,000	$ 497,488
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	1,500,000	1,460,477
BlackRock, Inc., 2.10%, 2/25/32	200,000	161,402
Discover Bank, 3.45%, 7/27/26	500,000	460,372
Discover Financial Services, 3.95%, 11/6/24	1,000,000	964,084
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	976,952
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	289,153
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	800,000	711,679
Goldman Sachs Group, Inc. (The), 6.941%, 3/15/28(a)	500,000	507,908
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	966,989
Jefferies Financial Group, Inc., 4.85%, 1/15/27	300,000	294,029
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	775,945
JPMorgan Chase & Co., 5.546%, 12/15/25	1,000,000	996,093
JPMorgan Chase & Co., 6.27%, 2/24/28(a)	500,000	502,786
Kilroy Realty LP, REIT, 2.50%, 11/15/32	100,000	69,363
Morgan Stanley, 4.35%, 9/8/26	800,000	772,873
Northern Trust Corp., 3.375%, 5/8/32	875,000	776,434
PNC Bank, 4.20%, 11/1/25	1,000,000	950,279
Synchrony Financial, 3.70%, 8/4/26	1,050,000	942,722
Synchrony Financial, 2.875%, 10/28/31	1,000,000	726,971
US Bancorp, 4.653%, 2/1/29	1,000,000	954,901
Wells Fargo & Co., 3.584%, 5/22/28	300,000	279,534
Wells Fargo Bank, 6.50%, 12/1/28	1,000,000	1,037,550
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	1,050,000	1,170,479
Zions Bancorp, 3.25%, 10/29/29	1,315,000	965,886
		21,300,794

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — 4.2%
Amgen, Inc., 5.25%, 3/2/30	$ 750,000	$ 751,747
Amgen, Inc., 6.375%, 6/1/37	1,300,000	1,406,650
Becton Dickinson & Co., 4.693%, 2/13/28	500,000	493,252
CVS Health Corp., 5.125%, 2/21/30	500,000	496,631
Humana, Inc., 3.95%, 3/15/27	1,000,000	955,896
Illumina, Inc., 5.80%, 12/12/25	500,000	501,307
McKesson Corp., 5.25%, 2/15/26	1,000,000	995,469
		5,600,952
Industrials — 6.2%
Boeing Co. (The), 1.433%, 2/4/24	750,000	730,171
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,274,947
L3Harris Technologies, Inc., 2.90%, 12/15/29	500,000	433,372
Norfolk Southern Corp., 4.45%, 3/1/33	1,000,000	957,412
Northrop Grumman Corp., 4.70%, 3/15/33	1,000,000	981,465
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	1,003,928
Trimble, Inc., 6.10%, 3/15/33	1,300,000	1,317,073
Union Pacific Corp., 3.646%, 2/15/24	1,000,000	988,174
Union Pacific Corp., 4.75%, 2/21/26	500,000	496,691
		8,183,233
Materials — 2.3%
Albemarle Corp., 5.05%, 6/1/32	500,000	484,154
DuPont de Nemours, Inc., 4.493%, 11/15/25	1,000,000	979,619
Huntsman International, LLC, 4.50%, 5/1/29	1,250,000	1,143,454
LyondellBasell Industries NV, 5.75%, 4/15/24	500,000	499,589
		3,106,816
Technology — 5.8%
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,109,503
Equifax, Inc., 3.10%, 5/15/30	500,000	431,618
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	813,361
Intel Corp., 4.00%, 8/5/29	200,000	190,347
Intel Corp., 5.125%, 2/10/30	1,000,000	1,006,269
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — (Continued)
International Business Machines Corp., 3.625%, 2/12/24	$ 500,000	$ 493,015
Leidos, Inc., 7.125%, 7/1/32	1,500,000	1,585,935
Microchip Technology, Inc., 0.983%, 9/1/24	1,000,000	944,796
S&P Global, Inc., 2.90%, 3/1/32	500,000	433,546
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	626,694
		7,635,084
Utilities — 4.2%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	500,000	496,121
Florida Power & Light Co., 5.05%, 4/1/28	1,000,000	1,008,136
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	500,000	502,007
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	750,000	738,496
Southwest Gas Corp., 5.80%, 12/1/27	400,000	404,180
Southwest Gas Corp., 2.20%, 6/15/30	500,000	406,885
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	493,777
Spire Missouri, Inc., 4.80%, 2/15/33	500,000	492,143
System Energy Resources, Inc., 6.00%, 4/15/28	1,000,000	986,993
		5,528,738
TOTAL CORPORATE BONDS (Cost $63,084,834)		62,747,800
U.S. TREASURY OBLIGATIONS — 35.4%
United States Treasury Bill, 5.426%, 6/13/24(b)	4,650,000	4,420,899
United States Treasury Bonds,
3.375%, 8/15/42	3,100,000	2,810,646
1.375%, 8/15/50	3,625,000	2,103,279
United States Treasury Notes,
5.418%, 4/30/25(a)	5,000,000	5,003,887
4.25%, 5/31/25	11,650,000	11,502,327
4.125%, 6/15/26	10,100,000	9,995,844
3.625%, 5/31/28	6,750,000	6,600,762

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
3.625%, 5/31/30	$ 3,100,000	$ 3,055,922
3.375%, 5/15/33	1,550,000	1,494,176
U.S. TREASURY OBLIGATIONS (Cost $47,205,527)		46,987,742
	Par Value/ Shares
PREFERREDS — 9.4%
Consumer Discretionary — 1.0%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,550,000	1,265,188
Financials — 8.4%
Bank of America Corp., 6.25%, 9/5/24	700,000	693,000
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	250,000	243,437
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	656,010
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,500,000	1,331,250
Citigroup, Inc., 9.551%, 8/15/23(a)	200,000	201,200
Citigroup, Inc., 9.341%, 10/30/23(a)	500,000	503,000
Citigroup, Inc., 6.25%, 8/15/26	950,000	937,203
JPMorgan Chase & Co., 6.75%, 2/1/24	625,000	627,016
JPMorgan Chase & Co., 6.10%, 10/1/24	1,000,000	998,325
M&T Bank Corp., 6.45%, 2/15/24	475,000	443,472
Morgan Stanley, 6.875%, 1/15/24	39,395	997,481
Northern Trust Corp., 4.60%, 10/1/26	1,250,000	1,106,274
State Street Corp., 5.625%, 12/15/23	1,050,000	980,936
State Street Corp., 5.90%, 3/15/24	40,000	1,017,600
State Street Corp., 5.35%, 3/15/26	20,000	459,200
		11,195,404
TOTAL PREFERREDS (Cost $12,308,209)		12,460,592
	Principal Amount	Value
MUNICIPAL BONDS — 0.9%
California — 0.7%
California Educational Facilities Authority Revenue, Series A, Callable 04/01/27 at 100, 3.561%, 4/1/31	$ 500,000	$ 441,558
State of California GO, 5.222%, 3/1/24	250,000	249,211
State of California GO, 4.846%, 3/1/27	150,000	149,743
State of California GO, 6.000%, 3/1/33	100,000	110,012
		950,524
Maryland — 0.2%
Maryland Community Development Administration Revenue, Social Bonds, Series C, 4.177%, 3/1/29, (GNMA/FNMA/FHLMC COLL Insured)	300,000	281,745
TOTAL MUNICIPAL BONDS (Cost $1,248,413)		1,232,269
	Number of Shares
SHORT-TERM INVESTMENT — 6.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.000%(c)	8,743,428	8,743,428

TOTAL SHORT-TERM INVESTMENT (Cost $8,743,428)		8,743,428

TOTAL INVESTMENTS - 99.6% (Cost $132,590,411)		132,171,831
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		518,755
NET ASSETS - 100.0%		$ 132,690,586

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2023.
(b)	Rate represents annualized yield at date of purchase.
(c)	Rate disclosed is the 7-day yield at June 30, 2023.
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 72.7%
California — 59.6%
91 Express Lanes Toll Road Revenue, OID, Senior Series, Refunding, Callable 10/04/23 at 100, 4.500%, 12/15/30	$ 30,000	$ 30,097
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.000%, 8/1/43	1,000,000	1,049,249
Anaheim Housing & Public Improvements Authority Revenue, Series B, Callable 10/01/27 at 100, 5.000%, 10/1/30	15,000	16,432
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 07/31/23 at 100, 3.000%, 10/1/27	25,000	25,000
Buena Park School District GO, Callable 08/01/27 at 100, 5.000%, 8/1/30	15,000	16,318
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.000%, 7/1/53(a)	1,000,000	1,051,210
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.000%, 2/1/52(a)	1,000,000	994,097
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.000%, 10/1/48	70,000	72,581
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.000%, 11/1/29	15,000	16,311
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.000%, 11/1/34	215,000	233,615
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.000%, 2/1/29	$ 40,000	$ 42,639
California Health Facilities Financing Authority Revenue, Callable 11/15/24 at 100, 5.000%, 11/15/35	365,000	371,530
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.000%, 4/1/27, (CA MTG Insured)	5,000	5,279
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/35	250,000	268,200
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/38	250,000	264,659
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/48	25,000	25,912
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/24 at 100, 5.000%, 8/15/27	20,000	20,459
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.000%, 8/15/34	410,000	435,061
California Health Facilities Financing Authority Revenue, Series A, Callable 10/01/24 at 100, 4.000%, 10/1/28	100,000	100,904

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.000%, 11/15/28	$ 15,000	$ 16,269
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.000%, 11/15/35	240,000	257,472
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.000%, 10/1/26	65,000	66,608
California Health Facilities Financing Authority Revenue, Series A, Refunding, 5.000%, 11/15/26	10,000	10,677
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/15/26 at 100, 5.000%, 8/15/28	25,000	26,578
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 11/15/27 at 100, 5.000%, 11/15/34	1,345,000	1,462,142
California Health Facilities Financing Authority Revenue, Series A-2, Callable 11/01/27 at 100, 4.000%, 11/1/44	1,425,000	1,405,425
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.000%, 5/15/47	1,000,000	1,062,615
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.000%, 8/1/44	550,000	591,435
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Infrastructure & Economic Development Bank Revenue, OID, Refunding, 3.200%, 10/1/29	$ 1,785,000	$ 1,616,158
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/23 at 100, 5.000%, 11/1/34	500,000	502,837
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.000%, 5/1/28	20,000	21,304
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.000%, 5/15/36, (BAM-TCRS Insured)	500,000	531,548
California State Public Works Board Revenue, Callable 09/01/27 at 100, 5.000%, 9/1/28	10,000	10,881
California State Public Works Board Revenue, Series A, Callable 09/01/24 at 100, 5.000%, 9/1/25	10,000	10,229
California State Public Works Board Revenue, Series C, Callable 11/01/29 at 100, 5.000%, 11/1/34	200,000	225,876
California State Public Works Board Revenue, Series D, Callable 11/01/30 at 100, 2.000%, 11/1/35	150,000	120,822
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.000%, 8/1/29	300,000	316,122
California Statewide Communities Development Authority Revenue, Refunding, 5.000%, 3/1/28	100,000	106,530

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.000%, 3/1/33	$ 160,000	$ 168,742
California Statewide Communities Development Authority Revenue, Series A, 5.000%, 4/1/28	20,000	21,334
Capistrano Unified School District Community Facilities District No 90-2, Series 2, Refunding, Callable 09/01/23 at 100, 5.000%, 9/1/32, (AGM Insured)	1,000,000	1,002,202
Cathedral City Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/24 at 100, 5.000%, 8/1/29, (AGM Insured)	705,000	716,532
Centinela Valley Union High School District GO, Series C, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/34, (AGM Insured)	1,000,000	1,020,352
Chino Basin Regional Financing Authority Revenue, Series B, Callable 08/01/25 at 100, 4.000%, 11/1/25	100,000	101,863
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.000%, 8/1/43	580,000	605,630
Chula Vista Elementary School District School Facilities District No 1 GO, Series A, OID, Callable 08/01/23 at 100, 3.625%, 8/1/30	1,215,000	1,215,049
City & County of San Francisco, 5.000%, 4/1/27	5,000	5,411
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/27	145,000	155,199
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/28	$ 100,000	$ 108,880
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/29	100,000	110,632
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.000%, 9/1/30	150,000	168,100
Coachella Valley Unified School District, OID, Refunding, Callable 09/01/24 at 100, 3.500%, 9/1/28, (BAM Insured)	50,000	50,329
Coachella Valley Unified School District GO, OID, Refunding, Callable 08/01/24 at 100, 4.000%, 8/1/27, (BAM Insured)	5,000	5,060
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.000%, 6/1/32, (BAM Insured)	140,000	144,994
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 0.750%, 12/1/24	300,000	288,191
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.250%, 6/1/27	40,000	36,394
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	46,605

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
East Side Union High School District GO, Series B, Refunding, 5.250%, 2/1/26, (NATL Insured)	$ 125,000	$ 129,903
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.000%, 7/1/35	250,000	255,589
Fairfield, Series A, OID, 0.000%, 4/1/24, (AGC Insured)(b)	55,000	53,626
Fillmore Water Revenue, Refunding, 4.000%, 5/1/30, (AGM Insured)	20,000	21,378
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.000%, 10/1/33	150,000	162,926
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.000%, 4/1/29	375,000	374,982
Gardena Revenue, 2.663%, 4/1/28	815,000	733,376
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 5.000%, 6/1/25	100,000	103,870
Hawthorne, Series 1, Refunding, Callable 09/01/27 at 103, 4.000%, 9/1/29, (BAM Insured)	15,000	15,887
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/28, (NATL Insured)	20,000	21,300
Indio Finance Authority Revenue, Series A, Refunding, Callable 11/01/26 at 100, 5.000%, 11/1/28	10,000	10,624
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.250%, 5/1/43	$ 1,710,000	$ 1,792,001
Irvine Ranch Water District, Callable 08/01/26 at 100, 5.250%, 2/1/46	2,000,000	2,113,664
Jurupa Public Financing Authority, Series A, Refunding, 4.000%, 9/1/25, (AGM Insured)	20,000	20,312
Kern High School District GO, Series E, OID, 2.000%, 8/1/27	100,000	94,433
Kings Canyon Unified School District GO, OID, 0.000%, 8/1/23, (NATL Insured)(b)	30,000	29,920
Lake Elsinore Facilities Financing Authority Successor Agency, Series A, Refunding, 4.000%, 9/1/30	60,000	63,881
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.000%, 8/1/42, (BAM Insured)	770,000	772,118
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.000%, 8/1/40	995,000	1,001,070
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 07/01/28 at 100, 5.000%, 7/1/44	825,000	886,397
Los Angeles County Public Works Financing Authority Revenue, Series A, Callable 12/01/30 at 100, 5.000%, 12/1/45	500,000	548,139

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles County Public Works Financing Authority Revenue, Series D, Callable 12/01/25 at 100, 5.000%, 12/1/32	$ 150,000	$ 157,958
Los Angeles County Public Works Financing Authority Revenue, Series E-1, Callable 12/01/29 at 100, 5.000%, 12/1/49	100,000	107,903
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 07/31/23 at 100, 3.750%, 9/1/26, (AGM Insured)	15,000	15,008
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.000%, 5/15/43	2,000,000	2,170,857
Los Angeles Department of Airports Revenue, Series A, Refunding, Callable 11/15/29 at 100, 5.000%, 5/15/37	180,000	201,050
Los Angeles Department of Water & Power Revenue, Callable 06/01/26 at 100, 5.000%, 7/1/26	5,000	5,309
Los Angeles Department of Water & Power Revenue, Callable 07/01/31 at 100, 5.000%, 7/1/51	85,000	92,944
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.000%, 7/1/47	1,000,000	1,050,738
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/29 at 100, 5.000%, 7/1/45	500,000	536,597
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.000%, 7/1/40	$ 1,580,000	$ 1,645,695
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/28 at 100, 5.000%, 7/1/34	200,000	221,696
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/29 at 100, 5.000%, 7/1/44	640,000	692,651
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.000%, 7/1/46	1,755,000	1,820,231
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.000%, 7/1/44	250,000	263,417
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.000%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,153
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 07/31/23 at 100, 2.250%, 2/1/25	250,000	243,155
Los Angeles Unified School District GO, Series A, Refunding, 3.000%, 7/1/27	65,000	64,806
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.000%, 7/1/32	1,000,000	966,682

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Unified School District GO, Series B-1, Callable 01/01/28 at 100, 5.000%, 7/1/28	$ 145,000	$ 160,231
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.000%, 8/1/42	535,000	572,311
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/28	20,000	20,702
Menlo Park Community Development Agency Successor Agency, Refunding, Callable 10/01/25 at 100, 5.000%, 10/1/28, (AGM Insured)	25,000	26,242
Modesto Elementary School District/Stanislaus County GO, Series C, Callable 08/01/32 at 100, 5.000%, 8/1/40	655,000	732,017
Modesto Irrigation District Revenue, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/29	35,000	37,481
Montebello Public Financing Authority Revenue, Series B, OID, 6.200%, 11/1/32	1,000,000	1,058,240
Mount Diablo Unified School District GO, Series C, Refunding, Callable 08/01/23 at 100, 4.000%, 8/1/30	30,000	30,017
Napa Valley Unified School District GO, Series A, Callable 08/01/26 at 100, 4.000%, 8/1/38	400,000	402,824
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.000%, 3/1/42	165,000	172,049
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Northern California Energy Authority Revenue, Series A, Callable 04/01/24 at 100, 4.000%, 7/1/49(a)	$ 1,000,000	$ 1,001,182
Northern California Power Agency Revenue, Series A, Refunding, 5.000%, 8/1/24	20,000	20,336
Oxnard Union High School District GO, Series A, Callable 08/01/26 at 100, 5.000%, 8/1/28	10,000	10,702
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.000%, 8/1/45	750,000	801,070
Pajaro Valley Unified School District GO, Series C, Callable 02/01/26 at 100, 5.000%, 8/1/27	10,000	10,579
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/33	200,000	201,689
Pasadena Unified School District GO, Callable 08/01/26 at 100, 4.000%, 8/1/36	215,000	217,418
Pasadena Unified School District GO, Series B, 2.000%, 8/1/25	100,000	96,742
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.000%, 9/1/26, (AGM Insured)	100,000	104,869
Pittsburg Unified School District, Refunding, 5.000%, 6/1/25, (AGM Insured)	15,000	15,510
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.000%, 8/1/29	300,000	320,383
Richmond Wastewater Revenue, OID, ETM, 0.000%, 8/1/28, (FGIC Insured)(b)	100,000	86,387

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 06/01/25 at 100, 5.000%, 6/1/37	$ 210,000	$ 216,559
Riverside Community College District, Callable 06/01/25 at 100, 5.000%, 6/1/38	255,000	262,524
Riverside Community College District, Callable 06/01/25 at 100, 5.000%, 6/1/39	325,000	334,287
Riverside Community College District, Callable 06/01/25 at 100, 5.250%, 6/1/43	1,200,000	1,235,656
Riverside Community College District, Callable 06/01/25 at 100, 5.250%, 6/1/49	2,000,000	2,053,249
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/31, (BAM Insured)	500,000	532,275
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.000%, 10/1/39, (BAM Insured)	1,000,000	1,008,007
Riverside County Transportation Commission Sales Tax Revenue, Series A, Callable 06/01/27 at 100, 5.000%, 6/1/39	440,000	467,248
Riverside Public Financing Authority Revenue, Series A, OID, Refunding, Callable 11/01/23 at 100, 3.500%, 11/1/25	60,000	60,091
Sacramento Airport System Revenue County, Series E, Refunding, 5.000%, 7/1/27	10,000	10,867
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.000%, 10/1/36	$ 505,000	$ 534,824
Sacramento County Sanitation Districts Financing Authority Revenue, Series A, Refunding, Callable 06/01/24 at 100, 5.000%, 12/1/31	175,000	178,355
Sacramento Municipal Utility District Revenue, Series G, Callable 08/15/29 at 100, 5.000%, 8/15/39	175,000	193,209
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.000%, 6/1/48	800,000	834,664
San Benito County, Callable 10/01/29 at 100, 5.000%, 10/1/30	15,000	16,844
San Diego Community Facilities District No 2, Refunding, 4.000%, 9/1/27	535,000	553,181
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.000%, 7/1/46	150,000	162,098
San Diego Public Facilities Financing Authority Revenue, Series A, Callable 08/01/28 at 100, 5.000%, 8/1/43	755,000	807,549
San Dieguito School Facilities Financing Authority, Refunding, Callable 03/01/28 at 100, 5.000%, 3/1/37	635,000	685,417
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/33 at 100, 5.000%, 5/1/43	720,000	805,886

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 07/31/23 at 100, 3.250%, 5/1/26	$ 20,000	$ 20,003
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 07/31/23 at 100, 3.375%, 5/1/27	10,000	10,003
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series D, Refunding, Callable 07/31/23 at 100, 3.500%, 5/1/28	30,000	30,015
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.000%, 11/1/35	115,000	118,936
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/26 at 100, 5.000%, 11/1/33	140,000	150,431
San Luis Obispo Water Revenue, Refunding, Callable 06/01/28 at 100, 5.000%, 6/1/29	130,000	143,921
San Marcos Public Facilities Authority, Refunding, 5.000%, 9/1/28, (BAM Insured)	120,000	131,856
San Marcos Public Facilities Authority, Series A, Refunding, Callable 09/01/24 at 100, 5.000%, 9/1/32, (AGM Insured)	150,000	152,735
San Marcos Unified School District GO, Refunding, Callable 08/01/27 at 100, 4.000%, 8/1/33	500,000	518,602
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Ysidro School District, Refunding, 5.000%, 9/1/25, (BAM Insured)	$ 100,000	$ 103,827
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.000%, 7/1/35	1,000,000	938,061
Santa Clara Valley Water District Revenue, Series A, Refunding, Callable 06/01/32 at 100, 5.000%, 6/1/44	1,000,000	1,122,274
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.000%, 10/1/27	20,000	18,797
Semitropic Improvement District of the Semitropic Water Storage District Revenue, Series A, Refunding, Callable 12/01/27 at 100, 5.000%, 12/1/28, (AGM Insured)	15,000	16,433
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 07/31/23 at 100, 3.000%, 4/1/26, (AGM Insured)	10,000	10,000
State of California Department of Water Resources Revenue, Series AR, Prerefunded, Callable 06/01/24 at 100, 4.000%, 12/1/33	830,000	837,584
State of California GO, 5.222%, 3/1/24	250,000	249,211
State of California GO, 4.846%, 3/1/27	350,000	349,401
State of California GO, 6.000%, 3/1/33	150,000	165,017
State of California GO, Callable 06/01/26 at 100, 5.000%, 12/1/34	645,000	681,987

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, Callable 09/01/26 at 100, 4.000%, 9/1/35	$ 195,000	$ 199,575
State of California GO, Callable 09/01/26 at 100, 5.000%, 9/1/45	250,000	262,384
State of California GO, Callable 12/01/30 at 100, 5.000%, 12/1/46	1,500,000	1,651,886
State of California GO, OID, Callable 03/01/33 at 100, 5.200%, 3/1/43	100,000	99,122
State of California GO, Refunding, Callable 04/01/29 at 100, 5.000%, 4/1/31	280,000	315,393
State of California GO, Refunding, Callable 04/01/29 at 100, 5.000%, 10/1/42	2,500,000	2,723,510
State of California GO, Refunding, Callable 08/01/24 at 100, 5.000%, 8/1/31	890,000	908,917
State of California GO, Refunding, Callable 08/01/25 at 100, 5.000%, 8/1/27	10,000	10,445
State of California GO, Refunding, Callable 09/01/26 at 100, 4.000%, 9/1/28	25,000	25,832
State of California GO, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/37	340,000	358,778
State of California GO, Refunding, Callable 11/01/24 at 100, 4.000%, 11/1/44	1,000,000	1,000,230
Stockton Unified School District GO, Series D, OID, 0.000%, 8/1/27, (AGM Insured)(b)	350,000	307,567
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sutter Butte Flood Control Agency, Callable 10/01/25 at 100, 5.000%, 10/1/26, (BAM Insured)	$ 20,000	$ 20,922
Tamalpais Community Services District Wastewater Revenue, 4.000%, 1/1/28	15,000	15,699
Tobacco Securitization Authority of Northern California Revenue, Series A, Senior Series, Refunding, 5.000%, 6/1/25	65,000	67,132
Tobacco Securitization Authority of Southern California Revenue, Refunding, Callable 12/01/29 at 100, 5.000%, 6/1/31	55,000	60,694
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/29, (AGM Insured)	20,000	20,974
University of California Revenue, Series AV, Callable 05/15/27 at 100, 5.000%, 5/15/35	220,000	238,062
University of California Revenue, Series BO, 4.693%, 5/15/33	400,000	398,197
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.000%, 8/1/42	785,000	822,791
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.000%, 7/1/30	20,000	21,249
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.000%, 8/1/29	10,000	10,247

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
West Sacramento Area Flood Control Agency, Callable 09/01/25 at 100, 5.000%, 9/1/27, (AGM Insured)	$ 10,000	$ 10,472
Western Placer Unified School District, Refunding, 5.000%, 8/1/24, (AGM Insured)	25,000	25,452
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.000%, 8/1/43	355,000	371,743
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.000%, 8/1/31(b)	570,000	423,485
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/29, (BAM Insured)	20,000	21,382
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/30, (BAM Insured)	25,000	26,684
		72,079,515
Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/45	650,000	656,708
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.000%, 7/1/45	1,500,000	1,523,184
		2,179,892
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — 0.9%
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.000%, 10/1/37	$ 1,000,000	$ 1,101,523
Illinois — 0.7%
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.000%, 8/15/52	400,000	421,023
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.000%, 2/1/32	380,000	384,234
		805,257
Iowa — 0.1%
Iowa Finance Authority Revenue, Series C, Callable 02/15/24 at 100, 5.000%, 2/15/32	150,000	151,042
Michigan — 0.9%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.000%, 7/1/33	1,000,000	1,013,240
Minnesota — 0.1%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.000%, 11/15/26	100,000	102,380
New Jersey — 0.4%
New Brunswick Parking Authority Revenue, Series B, Refunding, 5.000%, 9/1/24, (BAM MUN GOVT GTD Insured)	500,000	510,316
New Mexico — 0.6%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.000%, 11/1/39(a)	750,000	766,109

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — 2.0%
Metropolitan Transportation Authority Revenue, Series D, Refunding, Callable 05/15/28 at 100, 5.000%, 11/15/32	$ 635,000	$ 675,325
New York City Housing Development Corp. Revenue, Series 1, 3.450%, 11/1/28, (REMIC FHA 542c Insured)	345,000	346,974
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.400%, 11/1/62, (REMIC FHA 542c Insured)(a)	350,000	344,946
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.000%, 11/15/44	1,000,000	1,006,786
		2,374,031
Pennsylvania — 1.3%
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.000%, 12/31/57, (AGM Insured)	375,000	384,397
Pennsylvania Higher Educational Facilities Authority Revenue, Refunding, 5.000%, 5/1/25	500,000	512,911
Pennsylvania Turnpike Commission Revenue, Series B, Refunding, Callable 06/01/26 at 100, 5.000%, 6/1/36	660,000	684,209
		1,581,517
South Carolina — 2.0%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.000%, 7/1/54	1,250,000	1,307,177
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/28	$ 100,000	$ 102,393
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 12/01/23 at 100, 5.000%, 12/1/48	1,000,000	1,000,357
		2,409,927
Texas — 1.7%
El Paso GO, Callable 08/15/26 at 100, 5.000%, 8/15/42	1,500,000	1,548,845
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.000%, 12/15/27	500,000	512,689
		2,061,534
Washington — 0.6%
King County Sewer Revenue, Callable 07/01/24 at 100, 5.000%, 1/1/47, (AGM Insured)	750,000	757,746
TOTAL MUNICIPAL BONDS (Cost $87,838,775)		87,894,029
	Par Value/ Shares
PREFERREDS — 9.2%
Consumer Discretionary — 0.6%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	714,219
Financials — 8.6%
Bank of America Corp., 6.25%, 9/5/24	1,000,000	990,000
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	300,000	292,125
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	753,525
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	750,000	665,625
Citigroup, Inc., 9.551%, 8/15/23(a)	200,000	201,200

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Citigroup, Inc., 6.25%, 8/15/26	$ 1,100,000	$ 1,085,183
JPMorgan Chase & Co., 6.75%, 2/1/24	900,000	902,903
JPMorgan Chase & Co., 6.10%, 10/1/24	500,000	499,163
M&T Bank Corp., 6.45%, 2/15/24	575,000	536,834
Morgan Stanley, 6.875%, 1/15/24	41,519	1,051,261
Northern Trust Corp., 4.60%, 10/1/26	1,000,000	885,019
State Street Corp., 5.625%, 12/15/23	1,000,000	934,224
State Street Corp., 5.90%, 3/15/24	45,000	1,144,800
State Street Corp., 5.35%, 3/15/26	20,000	459,200
		10,401,062
TOTAL PREFERREDS (Cost $10,963,593)		11,115,281
	Par Value
U.S. TREASURY OBLIGATIONS — 5.1%
United States Treasury Bill, 5.294%, 2/22/24(c)	500,000	483,531
United States Treasury Bonds,
3.375%, 8/15/42	350,000	317,331
1.375%, 8/15/50	350,000	203,075
United States Treasury Notes,
4.125%, 1/31/25	1,000,000	984,355
5.418%, 4/30/25(a)	2,500,000	2,501,944
4.25%, 10/15/25	1,000,000	988,828
3.50%, 2/15/33	750,000	730,313
U.S. TREASURY OBLIGATIONS (Cost $6,240,874)		6,209,377
CORPORATE BONDS — 5.0%
Consumer Discretionary — 0.6%
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	714,064
Energy — 0.3%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	392,042
Financials — 1.7%
Air Lease Corp., 3.25%, 3/1/25	400,000	381,015
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Jefferies Financial Group, Inc., 4.85%, 1/15/27	$ 250,000	$ 245,024
JPMorgan Chase & Co., 5.546%, 12/15/25	250,000	249,023
Morgan Stanley, 0.791%, 1/22/25	200,000	193,846
Zions Bancorp, 3.25%, 10/29/29	1,350,000	991,594
		2,060,502
Materials — 0.8%
Huntsman International, LLC, 4.50%, 5/1/29	1,000,000	914,763
Technology — 0.9%
Leidos, Inc., 7.125%, 7/1/32	1,041,000	1,100,639
Utilities — 0.7%
Southwest Gas Corp., 5.80%, 12/1/27	700,000	707,315
Southwest Gas Corp., 2.20%, 6/15/30	250,000	203,443
		910,758
TOTAL CORPORATE BONDS (Cost $6,110,156)		6,092,768
	Number of Shares
SHORT-TERM INVESTMENT — 7.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.000%(d)	9,201,287	9,201,287

TOTAL SHORT-TERM INVESTMENT (Cost $9,201,287)		9,201,287

TOTAL INVESTMENTS - 99.6% (Cost $120,354,685)		120,512,742
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		451,371
NET ASSETS - 100.0%		$ 120,964,113

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2023.
(b)	Zero coupon bond.
(c)	Rate represents annualized yield at date of purchase.
(d)	Rate disclosed is the 7-day yield at June 30, 2023.

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM MUN GOVT GTD	Build America Mutual Municipal Government Guaranteed
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corp
OID	Original Issue Discount
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 68.6%
Alabama — 1.0%
Florence Water & Sewer Revenue, Refunding, 2.000%, 8/15/23, (BAM Insured)	$ 100,000	$ 99,844
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.000%, 9/15/34	850,000	890,488
UAB Medicine Finance Authority Revenue, Series B2, Refunding, Callable 03/01/27 at 100, 5.000%, 9/1/34	500,000	525,426
		1,515,758
Alaska — 0.6%
Alaska Municipal Bond Bank Authority Revenue, Series 1, OID, Refunding, Callable 07/21/23 at 100, 2.375%, 12/1/24, (MORAL OBLG Insured)	20,000	19,991
Municipality of Anchorage GO, Series A, Callable 09/01/28 at 100, 5.000%, 9/1/37	760,000	814,935
		834,926
Arizona — 0.7%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/35	1,000,000	1,012,994
Arkansas — 0.0%
Arkansas Development Finance Authority Revenue, OID, Refunding, Callable 07/31/23 at 100, 2.625%, 6/1/24	20,000	19,865
California — 3.7%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.000%, 2/1/52(a)	2,000,000	1,988,195
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.000%, 6/1/48	$ 1,115,000	$ 1,163,313
State of California GO, 5.222%, 3/1/24	1,000,000	996,845
State of California GO, 4.846%, 3/1/27	500,000	499,144
State of California GO, 6.000%, 3/1/33	250,000	275,029
State of California GO, OID, Callable 03/01/33 at 100, 5.200%, 3/1/43	150,000	148,682
State of California GO, Refunding, Callable 04/01/29 at 100, 5.000%, 10/1/42	500,000	544,702
		5,615,910
Colorado — 2.6%
Boulder Valley School District No Re-2 Boulder GO, Callable 06/01/25 at 100, 5.000%, 12/1/38, (ST AID WITHHLDG Insured)	785,000	804,946
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.500%, 12/1/36, (AGM Insured)	700,000	720,676
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.000%, 12/1/42	505,000	534,026
Park Creek Metropolitan District Revenue, Series A, Senior Series, Callable 12/01/25 at 100, 5.000%, 12/1/34	255,000	260,827
State of Colorado, Callable 12/15/32 at 100, 6.000%, 12/15/39	1,000,000	1,201,679
Town of Breckenridge, Callable 12/01/32 at 100, 5.000%, 12/1/42	300,000	322,646
		3,844,800

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/45	$ 500,000	$ 505,160
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.000%, 7/1/45	2,460,000	2,498,022
		3,003,182
District of Columbia — 1.5%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.000%, 6/1/38	30,000	30,824
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.000%, 10/1/44	75,000	80,743
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.000%, 7/15/45	100,000	108,483
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.000%, 7/1/42	2,000,000	2,085,237
		2,305,287
Florida — 4.9%
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.000%, 12/1/35	1,015,000	1,066,537
Florida Housing Finance Corp. Revenue, Series 1, 2.950%, 7/1/27, (GNMA/FNMA/FHLMC COLL Insured)	455,000	442,579
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Florida Housing Finance Corp. Revenue, Series 1, 3.000%, 1/1/28, (GNMA/FNMA/FHLMC COLL Insured)	$ 200,000	$ 194,246
Florida Housing Finance Corp. Revenue, Series 1, 3.000%, 7/1/28, (GNMA/FNMA/FHLMC COLL Insured)	235,000	227,977
Florida Housing Finance Corp. Revenue, Series 1, 3.100%, 1/1/29, (GNMA/FNMA/FHLMC COLL Insured)	725,000	705,280
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC COLL Insured)	415,000	403,985
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.750%, 10/1/28	250,000	242,405
Lakewood Ranch Stewardship District, Refunding, 5.000%, 5/1/25, (AGM Insured)	250,000	256,901
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.000%, 4/1/48	1,000,000	1,038,031
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.000%, 4/1/45	100,000	101,470
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.000%, 10/1/37	1,250,000	1,376,904

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.000%, 7/1/27	$ 145,000	$ 152,379
Osceola Sales Tax Revenue County, Series A, Callable 04/01/25 at 100, 5.000%, 10/1/44	1,125,000	1,137,290
		7,345,984
Georgia — 0.2%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The Revenue, 5.000%, 3/1/24	250,000	252,722
Hawaii — 0.8%
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.000%, 1/1/40	1,110,000	1,196,094
Illinois — 2.0%
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.000%, 1/1/47	100,000	102,721
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.000%, 11/1/33, (AGM Insured)	350,000	373,021
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.000%, 8/15/52	600,000	631,534
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.000%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	450,000	462,181
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Macon County School District No 61 Decatur GO, 4.000%, 12/1/28, (AGM Insured)	$ 570,000	$ 596,495
Western Illinois University Revenue, Refunding, 4.000%, 4/1/28, (BAM Insured)	875,000	888,401
		3,054,353
Indiana — 1.7%
Attica Multi-School Building Corp. Revenue, 5.000%, 7/15/28, (ST INTERCEPT Insured)	150,000	163,914
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.000%, 2/1/31	305,000	314,682
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.000%, 1/1/32	50,000	51,004
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.000%, 1/1/37	500,000	515,076
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.000%, 2/1/44	1,000,000	1,059,884
Whitestown Redevelopment Authority Revenue, Series B, Refunding, 4.000%, 8/1/27	410,000	424,876
		2,529,436
Iowa — 1.2%
Iowa Finance Authority Revenue, Series A, Refunding, 1.150%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	212,726

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Iowa — (Continued)
Iowa Finance Authority Revenue, Series C, Callable 02/15/24 at 100, 5.000%, 2/15/32	$ 500,000	$ 503,471
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.000%, 9/1/49(a)	1,000,000	1,019,905
		1,736,102
Kansas — 2.1%
Topeka GO, Refunding, Callable 07/31/23 at 100, 2.000%, 8/15/24	25,000	24,503
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/33	500,000	519,392
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.000%, 9/1/45	2,500,000	2,544,710
		3,088,605
Kentucky — 0.1%
Kentucky Association of Counties Revenue, Series C, 5.000%, 2/1/28	110,000	119,162
Louisiana — 0.7%
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.000%, 5/1/45	1,000,000	1,042,837
Maine — 0.6%
Portland General Airport Revenue, Refunding, 5.000%, 7/1/27	150,000	160,371
Portland General Airport Revenue, Refunding, 5.000%, 7/1/28	330,000	358,443
Portland General Airport Revenue, Refunding, 5.000%, 7/1/29	330,000	363,425
		882,239
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Massachusetts — 0.8%
Commonwealth of Massachusetts GO, Callable 07/01/30 at 100, 5.000%, 7/1/45	$ 100,000	$ 108,186
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.000%, 11/15/46	1,000,000	1,038,795
		1,146,981
Michigan — 2.6%
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.000%, 11/1/45	400,000	411,680
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.000%, 7/1/33	1,350,000	1,367,874
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.000%, 12/1/41	100,000	104,768
Michigan Finance Authority Revenue, Series H-1, Refunding, Callable 10/01/24 at 100, 5.000%, 10/1/39	1,000,000	1,010,115
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.000%, 10/15/46	1,000,000	1,034,134
Warren GO, Refunding, Callable 07/31/23 at 100, 3.000%, 10/1/23	15,000	14,984
		3,943,555
Minnesota — 0.2%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.000%, 2/1/30, (SD CRED PROG Insured)	150,000	135,865

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Minnesota — (Continued)
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.000%, 11/15/26	$ 100,000	$ 102,380
Minnesota Higher Education Facilities Authority Revenue, Series K, 5.000%, 3/1/24	15,000	15,089
		253,334
Mississippi — 1.3%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.000%, 6/1/47	1,000,000	1,034,182
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.000%, 10/15/34	915,000	943,332
		1,977,514
Missouri — 2.3%
Health & Educational Facilities Authority of the State of Missouri Revenue, Callable 01/01/24 at 100, 4.500%, 1/1/39	2,000,000	2,002,986
Health & Educational Facilities Authority of the State of Missouri Revenue, Series A, Refunding, 5.000%, 2/15/24	20,000	20,170
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.000%, 4/1/27	40,000	40,876
Marion & Ralls Counties School District No 60 Hannibal GO, Callable 03/01/24 at 100, 5.000%, 3/1/39, (ST AID DIR DEP Insured)	305,000	307,568
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.000%, 12/1/26	15,000	15,846
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, 5.000%, 1/1/24	$ 100,000	$ 100,758
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 01/01/24 at 100, 5.000%, 1/1/32	925,000	930,666
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/37	100,000	101,820
		3,520,690
Nebraska — 1.7%
Nebraska Public Power District Revenue, Series D, Callable 01/01/26 at 100, 5.000%, 1/1/46	2,470,000	2,523,786
Public Power Generation Agency Revenue, Refunding, 5.000%, 1/1/24	20,000	20,145
		2,543,931
Nevada — 0.0%
Clark County Revenue, Callable 07/01/25 at 100, 5.000%, 7/1/35	40,000	41,096
New Hampshire — 3.3%
New Hampshire Housing Finance Authority Revenue, Series 1, Callable 10/01/24 at 100, 2.950%, 10/1/25, (FHA 542c Insured)	5,000,000	4,907,411
New Jersey — 0.6%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.000%, 3/1/32, (BAM ST AID WITHHLDG Insured)	250,000	265,367

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New Jersey — (Continued)
Garden State Preservation Trust Revenue, Series A, 5.750%, 11/1/28, (AGM Insured)	$ 230,000	$ 249,879
New Jersey Turnpike Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.000%, 1/1/40	330,000	349,731
		864,977
New Mexico — 1.1%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.000%, 11/1/39(a)	1,565,000	1,598,615
New York — 4.6%
Long Island Power Authority Revenue, Series A, Refunding, Callable 09/01/24 at 100, 5.000%, 9/1/34	55,000	55,947
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.000%, 9/1/46	1,000,000	1,034,433
Metropolitan Transportation Authority Revenue, Series C, Callable 07/31/23 at 100, 5.000%, 11/15/42	15,000	15,000
Metropolitan Transportation Authority Revenue, Series C-1, 5.000%, 11/15/25	15,000	15,460
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.000%, 11/15/25	100,000	103,068
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.000%, 11/15/26	85,000	88,717
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.400%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	147,834
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Municipal Water Finance Authority Revenue, Refunding, Callable 06/15/24 at 100, 5.000%, 6/15/45	$ 25,000	$ 25,273
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.000%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,057,212
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1, Callable 02/01/25 at 100, 5.000%, 2/1/41	105,000	106,923
New York GO, Series B-1, Callable 12/01/26 at 100, 5.000%, 12/1/38	100,000	104,782
New York State Dormitory Authority Revenue, Series B, Unrefunded portion, Callable 02/15/25 at 100, 5.000%, 2/15/37	1,000,000	1,020,353
New York State Housing Finance Agency Revenue, Series H, Refunding, 0.600%, 5/1/24	20,000	19,455
New York State Housing Finance Agency Revenue, Series N, Callable 07/21/23 at 100, 1.550%, 5/1/24, (SONYMA FNMA/FHLMC Insured)	75,000	73,705
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.000%, 11/15/44	2,000,000	2,013,573
Yonkers GO, Series E, Callable 09/01/25 at 100, 5.000%, 9/1/28, (AGM Insured)	50,000	51,713
		6,933,448

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Ohio — 0.7%
Akron Income Tax Revenue, Refunding, Callable 12/01/29 at 100, 4.000%, 12/1/31	$ 500,000	$ 522,317
Louisville City School District GO, Refunding, 1.000%, 12/1/25, (SD CRED PROG Insured)	25,000	23,130
State of Ohio Revenue, Series 2016-1, Callable 06/15/26 at 100, 5.000%, 12/15/28	535,000	565,755
		1,111,202
Oklahoma — 0.4%
Cleveland County Educational Facilities Authority Revenue, OID, 2.000%, 9/1/25	20,000	19,147
Lawton GO, 4.000%, 12/1/31	235,000	253,875
Tulsa County Independent School District No 1 Tulsa GO, Series B, 2.500%, 8/1/25	305,000	298,957
		571,979
Oregon — 0.0%
State of Oregon GO, Series D, 2.050%, 12/1/24	10,000	9,837
Pennsylvania — 2.8%
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.000%, 6/1/43	815,000	860,972
Allentown GO, Series A, OID, Callable 07/31/23 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,000
Commonwealth of Pennsylvania GO, Callable 10/15/23 at 100, 4.000%, 10/15/28	500,000	500,307
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.000%, 11/1/25	150,000	149,617
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
North Penn Health Hospital & Education Authority Revenue, Refunding, 5.000%, 11/15/23	$ 10,000	$ 10,059
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.500%, 6/30/42, (AGM Insured)	700,000	773,863
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.000%, 6/30/61	500,000	558,222
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.000%, 12/31/57, (AGM Insured)	500,000	512,529
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.000%, 12/1/34	100,000	105,668
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.000%, 5/1/31	615,000	648,322
		4,124,559
South Carolina — 2.3%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.000%, 7/1/54	1,250,000	1,307,177
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 12/1/28	705,000	721,869
South Carolina Public Service Authority Revenue, Series E, 5.000%, 12/1/27	125,000	133,072

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 12/01/23 at 100, 5.000%, 12/1/48	$ 1,000,000	$ 1,000,357
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.000%, 10/1/26	355,000	336,931
		3,499,406
South Dakota — 1.1%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.000%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	436,162
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.050%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	242,985
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.100%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	242,802
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.200%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	242,549
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.300%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	486,655
		1,651,153
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Tennessee — 1.3%
Greeneville Health & Educational Facilities Board Revenue, Refunding, Callable 07/01/23 at 100, 5.000%, 7/1/34	$ 500,000	$ 500,000
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.000%, 5/15/42	305,000	319,272
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.000%, 7/1/54	1,000,000	1,057,946
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.000%, 4/1/26	100,000	95,507
		1,972,725
Texas — 7.7%
Austin Community College District Public Facility Corp. Revenue, Refunding, Callable 08/01/25 at 100, 5.000%, 8/1/26	130,000	134,256
Bexar County GO, Callable 06/15/27 at 100, 5.000%, 6/15/42	2,000,000	2,111,301
Block House Municipal Utility District GO, Refunding, Callable 07/31/23 at 100, 3.000%, 4/1/25, (BAM Insured)	25,000	24,639
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.000%, 1/1/28	550,000	587,967
Central Texas Turnpike System Revenue, Series C, Refunding, Callable 08/15/24 at 100, 5.000%, 8/15/34	260,000	262,960

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Corrigan-Camden Independent School District GO, Callable 08/15/32 at 100, 5.000%, 8/15/35, (BAM Insured)	$ 555,000	$ 629,393
Del Rio GO, Callable 06/01/26 at 100, 5.000%, 6/1/36, (AGM Insured)	600,000	626,555
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.000%, 12/1/34	100,000	104,918
East Downtown Redevelopment Authority, 5.000%, 9/1/29, (AGM Insured)	190,000	208,637
El Paso County Hospital District GO, Callable 08/15/23 at 100, 5.000%, 8/15/43	100,000	98,619
El Paso GO, Callable 08/15/26 at 100, 5.000%, 8/15/42	2,000,000	2,065,127
El Paso GO, Refunding, Callable 08/15/26 at 100, 5.000%, 8/15/28	500,000	528,355
Garland Electric Utility System Revenue, OID, Refunding, Callable 07/31/23 at 100, 2.250%, 3/1/24	5,000	4,948
Harris County Improvement District No 18 GO, OID, Refunding, Callable 07/31/23 at 100, 3.000%, 9/1/25, (AGM Insured)	10,000	9,950
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.500%, 3/1/31, (AGM Insured)	100,000	79,538
Houston Housing Finance Corp. Revenue, Callable 10/01/24 at 100, 4.000%, 10/1/25, (FHA HUD SECT 8 Insured)(a)	500,000	501,786
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.000%, 3/1/27, (BAM Insured)	$ 40,000	$ 36,433
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.000%, 5/15/26	75,000	73,582
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.000%, 5/15/41	100,000	107,220
Navasota GO, 5.500%, 11/15/30, (BAM Insured)	295,000	341,587
North Richland Hills GO, OID, Callable 07/31/23 at 100, 2.500%, 2/15/24	10,000	9,936
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.000%, 1/1/35	40,000	40,789
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.000%, 2/15/27	25,000	24,767
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.000%, 2/15/35	2,000,000	2,023,275
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.000%, 5/15/25	40,000	38,801
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.000%, 9/1/35, (AGM Insured)	205,000	219,649

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Sugar Land Waterworks & Sewer System Revenue, Callable 07/31/23 at 100, 3.000%, 8/15/24	$ 45,000	$ 44,685
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.000%, 12/15/27	500,000	512,689
		11,452,362
Vermont — 0.3%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.000%, 10/1/43	470,000	490,548
Virginia — 0.0%
Virginia Resources Authority Revenue, AMT, Prerefunded, 5.000%, 11/1/23	15,000	15,086
Washington — 2.5%
King County Sewer Revenue, Callable 07/01/24 at 100, 5.000%, 1/1/47, (AGM Insured)	2,250,000	2,273,239
State of Washington GO, Series A-1, Callable 08/01/25 at 100, 5.000%, 8/1/39	100,000	102,811
State of Washington GO, Series C, Callable 02/01/30 at 100, 5.000%, 2/1/44	100,000	108,328
Tacoma Electric System Revenue, Series A, Refunding, Callable 07/21/23 at 100, 4.000%, 1/1/42	1,000,000	976,437
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.000%, 8/15/35	210,000	212,566
		3,673,381
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — 1.9%
Central Brown County Water Authority Revenue, Series A, Refunding, 5.000%, 11/1/24	$ 10,000	$ 10,219
Kenosha County GO, Series C, 2.000%, 8/1/25	95,000	91,222
Milwaukee GO, Series N-4, Refunding, 5.000%, 4/1/28	390,000	419,180
Milwaukee Sewerage System Revenue, Series S5, Refunding, Callable 07/31/23 at 100, 4.000%, 6/1/29	330,000	330,165
Oak Creek Revenue, Series B, Callable 07/31/23 at 100, 2.000%, 4/1/24	50,000	48,886
Public Finance Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.000%, 6/1/31	1,000,000	1,018,278
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.000%, 4/1/48, (MORAL OBLG Insured)	650,000	665,996
Wisconsin Housing & Economic Development Authority Housing Revenue, Series A, 3.600%, 11/1/26, (HUD SECT 8 Insured)	265,000	266,316
		2,850,262
Wyoming — 2.7%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.000%, 6/1/28	1,300,000	1,260,558

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Wyoming — (Continued)
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.050%, 12/1/28	$ 1,430,000	$ 1,386,054
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.100%, 6/1/29	1,495,000	1,452,138
		4,098,750
TOTAL MUNICIPAL BONDS (Cost $103,137,586)		102,653,058
	Par Value
CORPORATE BONDS — 12.9%
Communications — 0.9%
Paramount Global, 4.95%, 1/15/31	1,000,000	901,225
Verizon Communications, Inc., 6.421%, 5/15/25(a)	500,000	504,297
		1,405,522
Consumer Discretionary — 0.8%
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	714,064
Mohawk Industries, Inc., 3.625%, 5/15/30	550,000	496,728
		1,210,792
Energy — 2.1%
Continental Resources, Inc., 3.80%, 6/1/24	500,000	490,052
Enbridge Energy LP, 7.125%, 10/1/28	1,000,000	1,042,222
Marathon Oil Corp., 6.80%, 3/15/32	1,000,000	1,034,729
Tosco Corp., 7.80%, 1/1/27	500,000	539,150
		3,106,153
Financials — 3.8%
Air Lease Corp., 3.25%, 3/1/25	500,000	476,269
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	500,000	486,826
Discover Financial Services, 3.95%, 11/6/24	1,000,000	964,084
Goldman Sachs Group, Inc. (The), 0.657%, 9/10/24	200,000	197,763
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Jefferies Financial Group, Inc., 4.85%, 1/15/27	$ 250,000	$ 245,024
JPMorgan Chase & Co., 0.653%, 9/16/24	200,000	197,677
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	104,044
Morgan Stanley, 0.791%, 1/22/25	200,000	193,846
Morgan Stanley, 4.35%, 9/8/26	200,000	193,218
Synchrony Financial, 2.875%, 10/28/31	1,250,000	908,714
Wells Fargo Bank, 6.50%, 12/1/28	425,000	440,959
Zions Bancorp, 3.25%, 10/29/29	1,865,000	1,369,869
		5,778,293
Industrials — 1.5%
Boeing Co. (The), 1.433%, 2/4/24	1,250,000	1,216,952
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,000,000	980,728
		2,197,680
Materials — 1.0%
Huntsman International, LLC, 4.50%, 5/1/29	1,050,000	960,501
LyondellBasell Industries NV, 5.75%, 4/15/24	500,000	499,589
		1,460,090
Technology — 1.2%
Leidos, Inc., 7.125%, 7/1/32	1,750,000	1,850,258
Utilities — 1.6%
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	1,250,000	1,230,827
Southwest Gas Corp., 5.80%, 12/1/27	900,000	909,405
Southwest Gas Corp., 2.20%, 6/15/30	250,000	203,443
		2,343,675
TOTAL CORPORATE BONDS (Cost $19,415,583)		19,352,463

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — 10.7%
Consumer Discretionary — 0.7%
General Motors Financial Co., Inc., 5.75%, 9/30/27	$ 1,175,000	$ 959,094
Financials — 10.0%
Bank of America Corp., 6.25%, 9/5/24	1,550,000	1,534,500
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	450,000	438,187
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,249,965
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	500,000	443,750
Citigroup, Inc., 9.551%, 8/15/23(a)	300,000	301,800
Citigroup, Inc., 6.25%, 8/15/26	1,600,000	1,578,448
JPMorgan Chase & Co., 6.75%, 2/1/24	1,475,000	1,479,757
JPMorgan Chase & Co., 6.10%, 10/1/24	300,000	299,498
M&T Bank Corp., 6.45%, 2/15/24	950,000	886,944
Morgan Stanley, 6.875%, 1/15/24	64,395	1,630,481
Northern Trust Corp., 4.60%, 10/1/26	2,080,000	1,840,840
State Street Corp., 5.625%, 12/15/23	1,250,000	1,167,780
State Street Corp., 5.90%, 3/15/24	60,000	1,526,400
State Street Corp., 5.35%, 3/15/26	25,000	574,000
		14,952,350
TOTAL PREFERREDS (Cost $15,710,584)		15,911,444
	Par Value
U.S. TREASURY OBLIGATIONS — 4.0%
United States Treasury Bonds,
3.375%, 8/15/42	450,000	407,997
1.375%, 8/15/50	450,000	261,097
United States Treasury Notes,
5.418%, 4/30/25(a)	2,150,000	2,151,672
4.00%, 2/29/28	2,500,000	2,481,152
3.50%, 2/15/33	650,000	632,937
U.S. TREASURY OBLIGATIONS (Cost $5,963,886)		5,934,855
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.000%(b)	4,390,274	$ 4,390,274

TOTAL SHORT-TERM INVESTMENT (Cost $4,390,274)		4,390,274

TOTAL INVESTMENTS - 99.1% (Cost $148,617,913)		148,242,094
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,376,692
NET ASSETS - 100.0%		$ 149,618,786

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2023.
(b)	Rate disclosed is the 7-day yield at June 30, 2023.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
COLL	Collateral
FHA 542c	Federal Housing Administration Section 542c
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SD CRED PROG	State School District Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
June 30, 2023
(Unaudited)
A. Portfolio Valuation:
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of June 30, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 06/30/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$ 62,747,800	$ —	$ 62,747,800	$ —
U.S. Treasury Obligations	46,987,742	—	46,987,742	—
Preferreds
Consumer Discretionary	1,265,188	—	1,265,188	—
Financials	11,195,404	2,474,281	8,721,123	—
Municipal Bonds	1,232,269	—	1,232,269	—
Short-Term Investment	8,743,428	8,743,428	—	—
Total Assets	$ 132,171,831	$ 11,217,709	$ 120,954,122	$ —
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$ 87,894,029	$ —	$ 87,894,029	$ —
Preferreds
Consumer Discretionary	714,219	—	714,219	—
Financials	10,401,062	2,655,261	7,745,801	—
U.S. Treasury Obligations	6,209,377	—	6,209,377	—
Corporate Bonds	6,092,768	—	6,092,768	—
Short-Term Investment	9,201,287	9,201,287	—	—
Total Assets	$ 120,512,742	$ 11,856,548	$ 108,656,194	$ —
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$ 102,653,058	$ —	$ 102,653,058	$ —
Corporate Bonds	19,352,463	—	19,352,463	—
Preferreds
Consumer Discretionary	959,094	—	959,094	—
Financials	14,952,350	3,730,881	11,221,469	—
U.S. Treasury Obligations	5,934,855	—	5,934,855	—
Short-Term Investment	4,390,274	4,390,274	—	—
Total Assets	$ 148,242,094	$ 8,121,155	$ 140,120,939	$ —

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or  otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended June 30, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.